Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value (Note 4)	$ 4,725,734,907	$ 4,057,592,965
Receivables
Notes receivable from participants	58,823,225	52,982,837
Employer profit sharing contributions	1,127,715	76,689,312
Employee Benefit Plan Employer Matching Contribution Receivable	1,967,270	1,921,395
Participant contributions	3,266,073	3,322,894
Total receivables	65,184,283	134,916,438
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,790,919,190	$ 4,192,509,403